Loans Receivable from Franchisees, Net - Schedule of Movement of Loan (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Movement of Loan [Abstract]
Balance at beginning of year	$ 801,512	$ 362,917
Loans lend to franchisees	1,103,211	1,236,518	$ 311,083
Repayment from franchisees	(656,937)	(810,660)
Effect of translation adjustment	6,271	12,737
Balance at end of year	$ 1,254,057	$ 801,512	$ 362,917